Related Party Transactions (Details) - Schedule of Transactions with Related Parties - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Transactions with Related Parties	$ 116
Transportation services to Fujian Desheng [Member]
Related Party Transaction [Line Items]
Transactions with Related Parties	116
Transportation services from Fujian Bafang [Member]
Related Party Transaction [Line Items]
Transactions with Related Parties	939	472
Lease services from Fuzhou Tianyu [Member]
Related Party Transaction [Line Items]
Transactions with Related Parties	108	109
Lease services from Fuzhou Tianyu Management [Member]
Related Party Transaction [Line Items]
Transactions with Related Parties	8
Catering services from Fuzhou Tianyu Catering [Member]
Related Party Transaction [Line Items]
Transactions with Related Parties	$ 1